Offerings	Sep. 09, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.493% Fixed-to-Floating Rate Senior Notes due 2031
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,375.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,750,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.197% Fixed-to-Floating Rate Senior Notes due 2036
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650.00
Offering Note	See Offering Note 1.